Condensed Statements of Changes in Stockholders' Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Mar. 31, 2023	617
Balance at Mar. 31, 2023	$ 1	$ 24,186	$ (23,543)	$ 644
Net loss	0	0	(15,426)	(15,426)
Stock-based compensation	$ 0	618	0	618
Issuance of common stock - warrants exercised (in shares)	91
Issuance of common stock - warrants exercised	$ 0	0	0	0
Issuance of common stock (in shares)	105
Issuance of common stock	$ 0	2,840	0	2,840
Balance (in shares) at Mar. 31, 2024	943
Balance at Mar. 31, 2024	$ 1	46,596	(38,969)	7,628
Net loss	0	0	(2,699)	(2,699)
Stock-based compensation	$ 0	360	0	360
Issuance of common stock - warrants exercised (in shares)	20
Issuance of common stock - warrants exercised	$ 0	0	0	0
Balance (in shares) at Jun. 30, 2024	963
Balance at Jun. 30, 2024	$ 1	46,956	(41,668)	5,289
Balance (in shares) at Mar. 31, 2024	943
Balance at Mar. 31, 2024	$ 1	46,596	(38,969)	7,628
Net loss	0	0	(11,410)	(11,410)
Stock-based compensation	$ 0	1,628	0	1,628
Issuance of common stock - warrants exercised (in shares)	892
Issuance of common stock - warrants exercised	$ 1	0	0	1
Issuance of common stock (in shares)	13
Issuance of common stock	$ 0	103	0	103
Balance (in shares) at Mar. 31, 2025	2,497
Balance at Mar. 31, 2025	$ 2	58,476	(50,379)	8,099
Net loss	0	0	(3,337)	(3,337)
Stock-based compensation	$ 0	388	0	388
Issuance of common stock - warrants exercised (in shares)	222
Issuance of common stock - warrants exercised	$ 0	0	0	0
Issuance of common stock (in shares)	1,304
Issuance of common stock	$ 2	1,880	0	1,882
Balance (in shares) at Jun. 30, 2025	4,023
Balance at Jun. 30, 2025	$ 4	$ 60,744	$ (53,716)	$ 7,032